Shareholders' Equity (Tables)	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
Summary of Ordinary Shares, and Deferred Shares Issued

The table below reflects the number of ordinary shares and deferred shares issued and outstanding at March 31, 2023 and December 31, 2022.

	March 31,	December 31,
	2023	2022
Ordinary shares	65,152,924	65,113,575
Deferred shares of £0.00001	127,686	118,263
Deferred shares of £100,000	1	1
Total ordinary and deferred shares	65,280,611	65,231,839